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                          AIM VARIABLE INSURANCE FUNDS

       AIM V.I. BASIC BALANCED FUND            AIM V.I. HIGH YIELD FUND
         AIM V.I. BASIC VALUE FUND        AIM V.I. INTERNATIONAL GROWTH FUND
    AIM V.I. CAPITAL APPRECIATION FUND      AIM V.I. LARGE CAP GROWTH FUND
     AIM V.I. CAPITAL DEVELOPMENT FUND           AIM V.I. LEISURE FUND
         AIM V.I. CORE EQUITY FUND         AIM V.I. MID CAP CORE EQUITY FUND
     AIM V.I. DIVERSIFIED INCOME FUND         AIM V.I. MONEY MARKET FUND
          AIM V.I. DYNAMICS FUND            AIM V.I. SMALL CAP EQUITY FUND
     AIM V.I. FINANCIAL SERVICES FUND          AIM V.I. TECHNOLOGY FUND
     AIM V.I. GLOBAL HEALTH CARE FUND           AIM V.I. UTILITIES FUND
     AIM V.I. GLOBAL REAL ESTATE FUND
    AIM V.I. GOVERNMENT SECURITIES FUND

                         (SERIES I AND SERIES II SHARES)

                         Supplement dated July 26, 2007
          to the Statement of Additional Information dated May 1, 2007 as supplemented June 29, 2007

The information pertaining to Stephen M. Johnson appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix C in the Statement of Additional Information is deleted in its entirety.